Related-Party Transactions - Additional Information (Detail) (Double2 Network Technology Co., Ltd., USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Double2 Network Technology Co., Ltd.
Related Party Transaction [Line Items]
Software development cost	$ 113